Note 6 - Marketable Securities	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Marketable securities [text block]
6.	Marketable Securities
The Company formerly held marketable securities consisting of equity securities of publicly traded companies, which were designated as available-for-sale, and valued at fair value. During the year ended
December 31, 2015,
the Company determined that
$162,000
of unrealized losses previously recorded in other comprehensive income was a result of significant or prolonged losses. These assets were transferred to Almadex as detailed in the Plan of Arrangement on
July 31, 2015 (
Note
2
).